Acquisitions - Findus Switzerland (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Assets	€ 6,335.0	€ 6,431.6
Total liabilities	3,838.2	3,769.1
Deferred tax liabilities	(259.3)	(292.7)
Trade and other current payables	(794.9)	(829.1)
Assets (liabilities)	€ 2,496.8	€ 2,662.5